CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical)	12 Months Ended
Jan. 02, 2022
Statement of Stockholders' Equity [Abstract]
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2020-06